37. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments
FINANCIAL INSTRUMENTS

The following chart presents financial instruments by category:

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	21,512	590	22,102	2,085	24,187
Financial assets at amortized cost
Government securities	11	-	11	-	11
Trusts	14	-	14	-	14
Financial assets at fair value through profit and loss
Government securities	-	5,024	5,024	-	5,024
Shares	-	150	150	-	150
Investment funds	-	9,589	9,589	-	9,589
Derivative financial instruments	-	4	4	-	4
Cash and cash equivalents	799	-	799	-	799
Total	22,336	15,357	37,693	2,085	39,778

Liabilities
Trade and other liabilities	18,142	1,885	20,027	4,429	24,456
Borrowings	42,966	-	42,966	-	42,966
Derivative financial instruments	-	82	82	-	82
Total	61,108	1,967	63,075	4,429	67,504

As of December 31, 2016	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	17,553	29	17,582	1,031	18,613
Financial assets at amortized cost
Government securities	46	-	46	-	46
Corporate securities	1	-	1	-	1
Trusts	38	-	38	-	38
Financial assets at fair value through profit and loss
Government securities	-	1,576	1,576	-	1,576
Corporate securities	-	12	12	-	12
Shares	-	150	150	-	150
Investment funds	-	3,189	3,189	-	3,189
Derivative financial instruments	-	13	13	-	13
Cash and cash equivalents	1,360	61	1,421	-	1,421
Total	18,998	5,030	24,028	1,031	25,059

Liabilities
Trade and other liabilities	13,016	1,347	14,363	3,840	18,203
Borrowings	25,972	-	25,972	-	25,972
Total	38,988	1,347	40,335	3,840	44,175

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	1,277	155	1,432	-	1,432
Interest expense	(4,767)	-	(4,767)	(242)	(5,009)
Foreign exchange, net	(4,353)	1,115	(3,238)	(320)	(3,558)
Results from financial instruments at fair value	-	1,471	1,471	-	1,471
Other financial results	(245)	-	(245)	(37)	(282)
Total	(8,088)	2,741	(5,347)	(599)	(5,946)

As of December 31, 2016	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	845	4	849	-	849
Interest expense	(3,700)	(417)	(4,117)	(66)	(4,183)
Foreign exchange, net	(1,369)	250	(1,119)	20	(1,099)
Results from financial instruments at fair value	-	1,120	1,120	-	1,120
Other financial results	(166)	3	(163)	(32)	(195)
Total	(4,390)	960	(3,430)	(78)	(3,508)

As of December 31, 2015	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	327	4	331	-	331
Interest expense	(1,137)	-	(1,137)	(71)	(1,208)
Foreign exchange, net	(1,027)	461	(566)	-	(566)
Results from financial instruments at fair value	-	2,271	2,271	-	2,271
Other financial results	(17)	1	(16)	(19)	(35)
Total	(1,854)	2,737	883	(90)	793